Goodwill and Other Intangible Assets - Summary of Estimated Amortization Expense of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Amortization Expense of Acquired Finite Lived Intangible Assets [Line Items]
2013	$ 299,473
2014	256,907
2015	232,489
2016	204,639
2017	$ 163,382